Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Global Income Fund Supplement Dated September 29, 2016 to the Prospectus dated May 1, 2016

This Supplement updates certain information in the Fund's Prospectus. You may obtain copies of the Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus for LVIP Global Income Fund (the "Fund"):

The Average Annual Total Returns table on page 4 of the Prospectus is hereby deleted and replaced with the following:

	Average Annual Total Returns For periods ended 12/31/15
	1 year	5 years	Lifetime Since inception (5/4/09)
LVIP Global Income Fund – Standard Class	(2.02%)	1.11%	3.70%
LVIP Global Income Fund – Service Class	(2.27%)	0.85%	3.46%
Citigroup World Government Bond Index non-U.S. (reflects no deductions for fees, expenses or taxes)	(5.54%)	(1.30%)	1.27%
Citigroup World Government Bond Index (reflects no deductions for fees, expenses or taxes)	(3.57%)	(0.08%)	1.81%

LVIP Global Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Global Income Fund Supplement Dated September 29, 2016 to the Prospectus dated May 1, 2016

This Supplement updates certain information in the Fund's Prospectus. You may obtain copies of the Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

Please keep this Supplement with your Prospectus and other important records.

Revisions to the Prospectus for LVIP Global Income Fund (the "Fund"):

The Average Annual Total Returns table on page 4 of the Prospectus is hereby deleted and replaced with the following:

	Average Annual Total Returns For periods ended 12/31/15
	1 year	5 years	Lifetime Since inception (5/4/09)
LVIP Global Income Fund – Standard Class	(2.02%)	1.11%	3.70%
LVIP Global Income Fund – Service Class	(2.27%)	0.85%	3.46%
Citigroup World Government Bond Index non-U.S. (reflects no deductions for fees, expenses or taxes)	(5.54%)	(1.30%)	1.27%
Citigroup World Government Bond Index (reflects no deductions for fees, expenses or taxes)	(3.57%)	(0.08%)	1.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/15
LVIP Global Income Fund | Standard Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.02%)
5 years	rr_AverageAnnualReturnYear05	1.11%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	3.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2009
LVIP Global Income Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.27%)
5 years	rr_AverageAnnualReturnYear05	0.85%
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2009
LVIP Global Income Fund | Citigroup World Government Bond Index non-U.S. (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.54%)
5 years	rr_AverageAnnualReturnYear05	(1.30%)
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2009
LVIP Global Income Fund | Citigroup World Government Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.57%)
5 years	rr_AverageAnnualReturnYear05	(0.08%)
Lifetime Since inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 04, 2009